Goodwill - Schedule of Goodwill (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Goodwill [Roll Forward]
Opening goodwill	$ 883,170	$ 756,260
Current year acquisitions	27,191	126,932
Prior period acquisition (note 4 (b),(c))	123	0
Foreign exchange movement	25,773	(22)
Closing goodwill	$ 936,257	$ 883,170